Investments in Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Nam Tai Group Limited (“NTG”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[1]	Cayman Islands
Principal activity	[1]	Investment holding
Percentage of Ownership	[1]	100.00%	100.00%
Nam Tai Holdings Limited (“NTHL”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		BVI
Principal activity		Investment holding
Percentage of Ownership		100.00%	100.00%
Nam Tai Group Management Limited (“NTGM”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%
Nam Tai Trading Company Limited (“NTTC”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[2]	Hong Kong
Principal activity	[2]	In liquidation
Inno Consultant Company Limited (“ICCL”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[3]	Hong Kong
Principal activity	[3]	Management consultant
Percentage of Ownership	[3]	100.00%	100.00%
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Investment holding and development
Percentage of Ownership		100.00%	100.00%
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Technology Park development and management
Percentage of Ownership		100.00%	100.00%
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Property lease
Percentage of Ownership		100.00%	100.00%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd (“NTTP”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[4]	PRC
Principal activity	[4]	Operations management
Percentage of Ownership	[4]	100.00%	100.00%
Triumph Commitment Group Limited (“TCOG”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[5]	BVI
Principal activity	[5]	Investment holding
Percentage of Ownership	[5]	100.00%
Treasure Champion Group Limited (“TCHG”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[6]	BVI
Principal activity	[6]	Investment holding
Percentage of Ownership	[6]	100.00%
Shanghai Nam Tai Business Incubator Co., Ltd. (“SHCY”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[7]	PRC
Principal activity	[7],[8]	Business and consultant services
Percentage of Ownership	[7]	100.00%
Triumph Commitment (Hong Kong) Limited (“TCHK”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[9]	Hong Kong
Principal activity	[9]	Investment holding
Percentage of Ownership	[9]	100.00%
Shenzhen Kaicheng Architecture and Decoration Co, Ltd. (“SZKC”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[10]	PRC
Principal activity	[8],[10]	Property decoration services
Percentage of Ownership	[10]	100.00%
Wider Trade (Hong Kong) Limited (“WTHK”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[11]	Hong Kong
Principal activity	[11]	Investment holding
Percentage of Ownership	[11]	100.00%
Shenzhen Yuanmao Materials Co, Ltd. (“SZYM”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[12]	PRC
Principal activity	[8],[12]	Sales of construction materials
Percentage of Ownership	[12]	100.00%
Nam Tai (Shenzhen) Consulting Co., Ltd. (“NTZX”)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[13]	PRC
Principal activity	[8],[13]	Business and management services
Percentage of Ownership	[13]	100.00%

[1]	The company was formerly named Nam Tai Electronic & Electrical Products Limited and changed its name to Nam Tai Group Limited in January 2020.
[2]	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.
[3]	ICCL was incorporated by NTISZ in 2017.
[4]	NTTP was incorporated by NTISZ in 2018.
[5]	TCOG was incorporated by NTG in 2019
[6]	TCHG was incorporated by NTG in 2019.
[7]	SHCY was incorporated by NTISZ in 2019.
[8]	Business has not commenced yet as of December 31, 2019.
[9]	TCHK was incorporated by TCOG in 2019
[10]	SZKC was incorporated by TCHK in 2019.
[11]	WTHK was incorporated by TCOG in 2019
[12]	SZYM was incorporated by WTHK in 2019.
[13]	NTZX was incorporated by TCHG in 2019.